LONG TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LONG TERM DEBT
Long-term debt, related parties
For Dr. Faupel:

Salary	$134
Bonus	20
Vacation	95
Interest on compensation	67
Loans to Company	196
Interest on loans	149
Total outstanding prior to exchange	661

Amount forgiven in prior years	(454)
Amount exchanged for Series F-2 Preferred Stock	(85)
Total interest accrued through December 31, 2021	39
Balance outstanding at December 31, 2021	$161

Interest accrued through September 30, 2022	7
Balance outstanding at September 30, 2022	$168
For Dr. Cartwright

Salary	$337
Bonus	675
Loans to Company	528
Interest on loans	81
Total outstanding prior to exchange	1,621

Amount forgiven in prior years	(1,302)
Amount exchanged for Series F-2 Preferred Stock	(100)
Total interest accrued through December 31, 2021	62
Balance outstanding at December 31, 2021	$281

Interest accrued through June 30, 2022	12
Balance outstanding at September 30, 2022	$293

For Dr. Faupel:

Salary	$134
Bonus	20
Vacation	95
Interest on compensation	67
Loans to Company	196
Interest on loans	149
Total outstanding prior to exchange	661

Amount forgiven	(454)
Total Interest accrued through December 31, 2020	29
Balance outstanding at December 31, 2020	$236

Exchange for Series F-2 Preferred Stock	(85)
Interest and salaries accrued through December 31, 2021	10
Balance outstanding at December 31, 2021	$161

For Dr.Cartwright

Salary	$337
Bonus	675
Loans to Company	528
Interest on loans	81
Total outstanding prior to exchange	1,621

Amount forgiven	(1,302)
Total Interest accrued through December 31, 2020	45
Balance outstanding at December 31, 2020	$364

Exchange for Series F-2 Preferred Stock	(100)
Interest and salaries accrued through December 31, 2021	17
Balance outstanding at December 31, 2021	$281

Future debt related parties obligations
Year	Amount
2022	$10
2023	498
2024	39
2025	41
2026	2
Total	$590

Year	Amount
2022	$30
2023	479
2024	39
2025	41
2026	3
Thereafter	-
Total	$592

Bond payable discount and unamortized debt issuance costs
	Senior Secured Convertible Debenture
	September 30, 2022	December 31, 2021
10% Senior Unsecured Convertible Debentures	$1,130	$1,130
Debt Issuance costs to be amortized	(48)	(69)
Debt Discount	(165)	(241)
Senior Secured Convertible Debenture	$917	$820